Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
Accounting Policies [Abstract]
Accounting Policies
Note 2 - Accounting Policies:

Although it has not expressed any intention to do so, the Company has the right to amend the Plan, discontinue contributions at any time, or to terminate the Plan subject to ERISA.

The financial statements of the Plan are prepared on an accrual basis in accordance with generally accepted accounting principles in the United States. The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

Certain administrative expenses incurred by the Plan are paid by the Company on behalf of the Plan or from Plan assets, as determined by the Committee.

The Plan records benefits when payment is made to the participant. There were no benefits payable as of December 31, 2025 or 2024.

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.